LEASES	6 Months Ended
Jun. 30, 2026
Lease [Abstract]
LEASES	LEASES
The Company as a lessee
The Company has leases for office, research laboratory and manufacturing facilities, equipment, vehicles, and land. The terms of the leases vary, although most generally have lease terms between 3 and 29 years. Lump sum payments were made upfront to acquire the leasehold land from the owners with lease periods of 50 years, and no ongoing payments will be made under the terms of these leasehold land arrangements. Leases with terms of 12 months or less are expensed as incurred. Collaboration assets represent the Company’s share of assets leased to the collaboration from Janssen Biotech, Inc., a Johnson & Johnson company ("Janssen"), which purchased the assets on behalf of the collaboration, in connection with the Company's collaboration and license agreement (the "Janssen Agreement"). Collaboration assets under construction that will be leased to the collaboration from Janssen when placed into service are classified as collaboration prepaid leases on the consolidated financial statements.
(a)Right-of-use assets
The carrying amounts of the Company’s right-of-use assets and the movements for the six months ended June 30, 2026 are as follows:

(Dollars in millions)	2026
Right-of-use assets at January 1, 2026	$285.2
Additions	62.6
Exchange realignment	(4.6)
Depreciation of right-of-use assets	(20.9)
Right-of-use assets at June 30, 2026	$322.3
(b)Lease liabilities
At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The balance of the Company’s lease liabilities and the movements for the six months ended June 30, 2026 are as follows:

(Dollars in millions)	2026
Carrying amount at January 1, 2026	$94.6
Additions	30.9
Accretion of interest recognized during the period	3.2
Payments	(6.0)
Exchange realignment	(0.9)
Carrying amount at June 30, 2026	$121.8
Analyzed into:
Current portion	$11.8
Non-current portion	110.0
Carrying amount at June 30, 2026	$121.8
The Company has a lease that commenced in February 2026, with Janssen located in Raritan, New Jersey. The Company expects to receive 50% of the future lease payments from Janssen from profit sharing under the Janssen Agreement. At inception, the Company recognized the full lease liability of approximately $30.6 million, rather than only its share because the Company has the primary responsibility for making the lease payments. A finance sublease receivable of approximately $15.3 million is subsequently recognized when the related right-of-use asset is subleased to the collaboration. The total sublease receivable of $15.3 million has been classified in prepayments, other receivables and other assets of $1.8 million, and other non-current assets of $13.5 million.